Patents and Licensed Technologies, Net - Schedule of Patents and Licensed Technologies (Details) - Photomedex, Inc. [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Gross Amount beginning of period	$ 1,118
Translation differences	(285)
Gross Amount end of period	221	$ 1,118
Accumulated amortization	184	3,296
Net Book Value		241
Patents And Licensed Technologies [Member]
Gross Amount beginning of period	3,376	7,027
Additions (disposals)	(177)	(177)
Translation differences	36	30
Gross Amount end of period	3,235	3,376
Accumulated amortization	(1,974)	(3,843)
Impairment (See Note 7 below)	(1,261)	(1,424)
Net Book Value		$ 1,613